June 20, 2002

                       DREYFUS VARIABLE INVESTMENT FUND --
                           DISCIPLINED STOCK PORTFOLIO

                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 2002

      THE FOLLOWING INFORMATION SUPERCEDES AND REPLACES THE INFORMATION IN THE THIRD PARAGRAPH CONTAINED IN THE SECTION IN THE PORTFOLIO'S PROSPECTUS ENTITLED "MANAGEMENT."

               The  Fund  is   co-managed  by  Bert  Mullins  and  D.  Gary
               Richardson. Mr. Mullins has been employed by Dreyfus since October 1994 and has been a primary portfolio manager since the portfolio's inception. He is also a vice president, portfolio manager and senior securities analyst for Mellon Bank, N.A. ("Mellon Bank"). Mr. Richardson has been a primary portfolio manager of the portfolio since May 2002. He is also a vice president at Mellon Bank, which he joined in 1998. Prior to joining Mellon Bank, Mr. Richardson was a co-manager and research analyst at Munder Capital Management since 1996.

                                                                       150s0602


                                                                  June 20, 2002

                       DREYFUS VARIABLE INVESTMENT FUND --
                          INTERNATIONAL VALUE PORTFOLIO

                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 2002

      THE FOLLOWING INFORMATION SUPERCEDES AND REPLACES THE INFORMATION IN THE THIRD PARAGRAPH CONTAINED IN THE SECTION IN THE PORTFOLIO'S PROSPECTUS ENTITLED "MANAGEMENT."

               The Fund is co-managed by Sandor Cseh and D. Kirk Henry. Mr.
               Cseh has been the primary's manager since the portfolio's inception. He has been employed by Dreyfus since May 1996 and by The Boston Company Asset Management, LLC, an affiliate of Dreyfus, or its predecessor since October 1994. Mr. Henry has been a primary portfolio manager of the portfolio since June 2002 and has been employed by Dreyfus since May 1996. He is also senior vice president and international equity portfolio manager of The Boston Company Asset Management LLC. He has held that position since May 1994.

                                                                       152s0602